Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
OPERATING ACTIVITIES
Net loss for the period before non-controlling interest	$ (1,328,756)	$ (6,030,463)
Items not affecting cash:
Amortization and depreciation	1,042,847	1,617,475
Arbitration settlement reserve	(2,740,052)
Loss on disposal of Motorsports		678,931
Share of net loss of associate		66,686
Change in fair value of warrant liability	(2,941,546)	(4,759,776)
Change in fair value of convertible debt	(1,683,172)	1,323,745
Accretion of debt	2,317	74,383
Share-based payments	1,321,038	1,088,638
Total Adjustments	(6,327,324)	(5,940,381)
Changes in non-cash working capital:
Restricted cash	(28,844)	47,676
Accounts and other receivables	(1,414,927)	(1,402,037)
Government remittances	(124,886)	79,392
Publisher advance	903,166
Prepaid expenses and other	298,857	188,688
Accounts payable	(853,263)	(268,393)
Accrued liabilities	2,846,394	1,765,531
Players liability account	28,844	(47,676)
Deferred revenue	(885,782)	110,256
Changes in non-cash working capital	769,559	473,437
Net cash used in operating activities	(5,557,765)	(5,466,944)
INVESTING ACTIVITIES
Purchase of property and equipment	(13,829)	(64,145)
Acquisition of intangible assets		(11,797)
Cash from disposal of Motorsports		24,348
Net cash used in investing activities	(13,829)	(51,594)
FINANCING ACTIVITIES
Proceeds from convertible debentures		4,901,393
Net (payments) proceeds from promissory notes payable	(68,296)	(1,800,820)
Proceeds from exercise of warrants		44,675
Payments on lease financing	(70,258)	(54,260)
Payments on long-term debt	(25,486)	(80,744)
Net cash provided by financing activities	(164,040)	3,010,244
Impact of foreign exchange on cash	108,441	(8,421)
Change in cash	(5,627,193)	(2,516,715)
Cash and cash equivalents at beginning of period	15,305,996	5,243,278
Cash and cash equivalents at end of period	$ 9,678,803	$ 2,726,563